Income (Loss) Per Common Share (Details Textual) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (shares)	2,835,770,000
Contingent Restricted Stock Units (RSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (shares)	2,203,717	257,280	135,386	1,012,637	1,443,921
Series 4 Convertible Preferred Stock | Convertible Preference Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (shares)		1,633,464,000	5,450,426,000	1,442,518,000	0
Shares outstanding (shares)	145,000,000	145,000,000	145,000,000	95,000,000	95,000,000	0
Convertible preferred stock, common shares issuable upon conversion (shares)	27,189,411	25,118,813	26,656,285	10,970,714	10,135,244